Significant accounting policies - IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
IFRS 16 Financial Instruments
Right-of-use assets	$ 2.7
Adjustment
IFRS 16 Financial Instruments
Right-of-use assets		$ 2.8
Weighted average incremental borrowing rate (as a percent)		4.55%